Property and equipment (Tables)	12 Months Ended
Nov. 30, 2020
Disclosure of detailed information about property, plant and equipment [abstract]
Summary of information about property plant equipment

	Computer equipment	Laboratory equipment	Office furniture and equipment	Leasehold improvements	Total

Cost
Balance as at November 30, 2018	$82	$47	$75	$52	$256
Additions	206	60	313	590	1,169
Disposals	(57)	-	(54)	-	(111)

Balance as at November 30, 2019	$231	$107	$334	$642	$1,314

Additions	41	-	-	-	41

Balance as at November 30, 2020	$272	$107	$334	$642	$1,355

Accumulated depreciation
Balance as at November 30, 2018	$66	$25	$64	$-	$155
Depreciation	78	7	48	66	199
Disposals	(57)	-	(54)	-	(111)

Balance as at November 30, 2019	$87	$32	$58	$66	$243

Depreciation	75	18	56	98	247

Balance as at November 30, 2020	$162	$50	$114	$164	$490

Net carrying amounts

November 30, 2020	$110	$57	$220	$478	$865

November 30, 2019	$144	$75	$276	$576	$1,071